Class K | BlackRock Disciplined International Fund
Fund Overview Key Facts About BlackRock Disciplined International Fund
Investment Objective
The investment objective of BlackRock Disciplined International Fund (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek to provide long-term returns in excess of the total rate of return of the MSCI Europe Australasia Far East (“EAFE”) Index.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Class K Shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class K BlackRock Disciplined International Fund Class K Shares	[1]
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.30%	[2],[3]
Administration Fee	0.15%	[4]
Independent Expenses	0.15%	[5]
Total Annual Fund Operating Expenses	0.70%	[3]
Fee Waivers and/or Expense Reimbursements	(0.20%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.50%	[4],[5]
[1]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of International Tilts Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). Management fees are paid by the Master Portfolio.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect estimated fees.
[4]	BlackRock is entitled to receive an annual administrative fee of 0.05% of the Master Portfolio’s average daily net assets. BlackRock has contractually agreed to waive this administration fee through April 30, 2017. This waiver agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a majority of the outstanding voting securities of the Master Portfolio.
[5]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the Fund and the Master Portfolio. BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through April 30, 2017. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangement may not be terminated prior to May 1, 2017 without the consent of the Board of Trustees of the Trust and the Board of Trustees of MIP.

Example:
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class K | BlackRock Disciplined International Fund | Class K Shares | USD ($)	51	204	370	852

Portfolio Turnover:
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 107% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund seeks to invest a majority of its net assets plus any borrowings for investment purposes in non-U.S. equity securities and equity like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets excluding the U.S. and Canada. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities. From time to time the Fund may invest in shares of companies through "new issues" or initial public offerings ("IPOs"). The Fund may also invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. The Fund may invest in securities of any market capitalization.

Equity securities include securities representing shares of ownership of a corporation ("common stock"), preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock.

Securities selected will consist primarily of equity securities of companies with similar characteristics to the companies included in the MSCI EAFE Index that BlackRock selected using a proprietary quantitative model. The model is designed to select stocks based on an analysis of a wide range of factors, such as relative value; earnings quality; market sentiment; and thematic insights. BlackRock considers risk parameters in deciding upon the Fund's aggregate securities holdings, and factors trading costs into its stock selection process.

The Fund may use derivatives, including futures, contracts for difference, swap agreements and/or foreign exchange transactions, to manage the risk and return of the Fund. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the MSCI EAFE Index. The use of futures, contracts for difference, swaps or foreign exchange transactions can be effective in managing the risk and return of the Fund.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "Investment Company Act").

The Fund is a "feeder" fund that invests all of its assets in the Master Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term "Fund" (as applicable) to include the Master Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk that apply to the underlying common stock.
  Derivatives Risk — The Fund's use of derivatives may increase its costs, reduce the Fund's returns and/or increase volatility. Derivatives involve significant risks, including:

  Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

  Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

  Market and Liquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

  Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

  Leverage Risk — Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

  Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

  Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives may become subject to margin requirements when regulations are finalized. Implementation of such regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the Securities and Exchange Commission (the “SEC”) proposed a new rule to regulate the use of derivatives by registered investment companies, such as the Fund. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in derivatives.
  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of the Fund’s investments.
  High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.
  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means an investor may lose money.
  “New Issues” Risk — “New issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO.
  Small- and Mid-Capitalization Company Risk — Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.

Performance Information
The information shows you how the Fund’s performance has varied for the periods shown and provides some indication of the risks of investing in the Fund. The Fund does not have a full calendar year of operations. Therefore, the chart and table for the Fund are based on the performance of the Master Portfolio in which the Fund invests all of its assets, adjusted to reflect the annual fund fees and operating expenses of the Class K Shares of the Fund. The table compares the performance to that of the MSCI EAFE Index. To the extent that dividends and distributions have been paid by the Fund, the performance information of the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Master Portfolio expenses during these periods, the Master Portfolio’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
BlackRock Disciplined International Fund Class K Shares ANNUAL TOTAL RETURNS As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 6.53% (quarter ended March 31, 2015) and the lowest return for a quarter was –9.82% (quarter ended September 30, 2015). The year-to-date return as of March 31, 2016 was –3.57%.
As of 12/31/15 Average Annual Total Returns
Average Annual Total Returns - Class K - BlackRock Disciplined International Fund	1 Year	Since Inception	Inception Date
Class K Shares	2.17%	(0.19%)	Oct. 31, 2013
MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)	(0.81%)	(2.01%)

Since the Master Portfolio is not available for shareholder purchases, after-tax returns are not provided as they may not accurately represent the tax experience of a shareholder.